                                   SUPPLEMENT
                                DATED MAY 2, 2007
                                     TO THE
                 CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS
                               DATED MARCH 1, 2007
                          FOR THE HARTFORD MUTUAL FUNDS

Effective July 1, 2007, Class A shares and Class B shares will no longer be available to employer-sponsored retirement plans unless those plans had included (or were offered) those funds on or before June 30, 2007. This does not apply to individual retirement accounts (SAR-SEP, ROTH, SEP, SIMPLE, Traditional).

1) The prospectus is revised to replace the second paragraph in the "Introduction" with the following:

      Each of the funds, except for the Balanced Income Fund, Focus Fund, Global Communications Fund, Global Financial Services Fund, Global Technology Fund, Income Fund, International Small Company Fund, LargeCap Growth Fund, MidCap Fund, MidCap Growth Fund, MidCap Value Fund, Select MidCap Growth Fund, Select MidCap Value Fund, Select SmallCap Value Fund, Short Duration Fund, Tax-Free California Fund, Tax-Free Minnesota Fund, Tax-Free National Fund, Tax-Free New York Fund and U.S. Government Securities Fund also offers Class R3, Class R4, Class R5 and Class Y shares to employer-sponsored retirement plans pursuant to a separate prospectus describing these classes. Effective July 1, 2007, Class A shares and Class B shares will no longer be available to employer-sponsored retirement plans unless those plans had included (or were offered) those funds on or before June 30, 2007. This does not apply to individual retirement accounts (SAR-SEP, ROTH, SEP, SIMPLE, Traditional).

2) The prospectus is revised to replace the fourth bullet under section "About Your Account -- Sales Charge Reductions and Waivers -- Waivers for Certain Investors" with the following:

      - welfare benefit plans investing in fund shares through group variable funding agreements issued by Hartford Life Insurance Company

3) The prospectus is revised to replace the fifth and sixth bullet under section "About Your Account -- Sales Charge Reductions and Waivers -- Waivers for Certain Investors" with the following:

      - participants in certain employer-sponsored retirement plans with at least 100 participants or $500,000 in plan assets, participants in retirement plans investing in fund shares through group variable funding agreements issued by Hartford Life Insurance Company and participants in retirement plans where Hartford Life Insurance Company or an affiliate is the plan administrator, may invest in Class A shares without any sales charge, provided they included (or were offered) the fund as an investment option on or before June 30, 2007. Such plans may continue to purchase Class A shares without any sales charge after July 1, 2007. Effective July 1, 2007, only Classes R3, R4, R5 and Y will be offered to employer-sponsored retirement plans that do not already own (or were offered) Class A shares.

In addition the following changes are being made in connection with section 529 plans:

1) In the section entitled "About Your Account -- Sales Charge Reductions and Waivers -- Waivers for Certain Investors," of the Prospectus, the following bullet is added:

      - college savings program that is a qualified state tuition program under section 529 of the Internal Revenue Code ("529 Plan")

2) In the section entitled "About Your Account -- Sales Charge Reductions and Waivers -- Additional Compensation to Servicing Institutions and Other Persons ("Servicing Intermediaries") for Subaccounting, Administrative and/or Shareholder Processing Services" of the Prospectus, the following is added to the list of Servicing Intermediaries HIFSCO has entered into arrangements with to pay servicing compensation:

         Upromise Investments, Inc.
         American Century Investment Management, Inc.

3) In the section entitled "About Your Account -- Opening an Account" of the Prospectus, the following bullet is added under item 2:

      -     529 Plans: Not subject to minimums.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

                                   SUPPLEMENT
                                DATED MAY 2, 2007
                                     TO THE
               CLASS R3, CLASS R4, CLASS R5 AND CLASS Y PROSPECTUS
                               DATED MARCH 1, 2007
                          FOR THE HARTFORD MUTUAL FUNDS

Effective July 1, 2007, Class A shares and Class B shares will no longer be available to employer-sponsored retirement plans unless those plans had included (or were offered) those funds on or before June 30, 2007. This does not apply to individual retirement accounts (SAR-SEP, ROTH, SEP, SIMPLE, Traditional).

The prospectus is revised to replace the second paragraph in the "Introduction" with the following:

      Certain employer-sponsored retirement plans with at least 100 participants or $500,000 in plan assets, participants in retirement plans investing in fund shares through group variable funding agreements issued by Hartford Life Insurance Company and participants in retirement plans where Hartford Life Insurance Company or an affiliate is the plan administrator, may invest in Class A shares without any sales charge, provided they included (or were offered) the fund as an investment option on or before June 30, 2007. Such plans may continue to purchase Class A shares without any sales charge after July 1, 2007. Effective July 1, 2007, only Classes R3, R4, R5 and Y will be offered to employer-sponsored retirement plans that do not already own (or were offered) Class A shares. Class B shares will no longer be available to employer-sponsored retirement plans after June 30, 2007. This does not apply to individual retirement accounts (SAR-SEP, ROTH, SEP, SIMPLE, Traditional).






 THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

                                   SUPPLEMENT
                                DATED MAY 2, 2007
                                     TO THE
                COMBINED STATEMENT OF ADDITIONAL INFORMATION FOR
   FOR THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.
                               DATED MARCH 1, 2007


In the section entitled "Additional Compensation to Servicing Institutions and Other Persons ("Servicing Intermediaries") for Subaccounting, Administrative and/or Shareholder Processing Services" on page 151 of the SAI, the following is added to the list of Servicing Intermediaries HIFSCO has entered into arrangements to make additional payments to:

         Upromise Investments, Inc.
         American Century Investment Management, Inc.







      THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR STATEMENT OF ADDITIONAL
                       INFORMATION FOR FUTURE REFERENCE.